SEGMENT INFORMATION - Details of Partnership's Operating Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue From Tenants, Other	$ 245	$ 240	$ 507	$ 481
Investment Income And Other Revenues	86	137	216	245
Revenue	1,437	2,026	3,337	4,099
Investment and other revenue	86	137	216	245
Operating segments
Disclosure of operating segments [line items]
Operating lease income	1,056	1,146	2,198	2,379
Revenue From Tenants, Other	245	240	507	481
Hospitality Revenue	50	503	416	994
Investment Income And Other Revenues	86	137	216	245
Revenue	1,437	2,026	3,337	4,099
Hospitality Revenue	50	503	416	994
Investment and other revenue	86	137	216	245
Core Office | Operating segments
Disclosure of operating segments [line items]
Operating lease income	347	384	715	771
Revenue From Tenants, Other	105	94	221	178
Hospitality Revenue	(2)	4	5	6
Investment Income And Other Revenues	44	76	83	116
Revenue	494	558	1,024	1,071
Hospitality Revenue	(2)	4	5	6
Investment and other revenue	44	76	83	116
Core Retail | Operating segments
Disclosure of operating segments [line items]
Operating lease income	273	255	569	518
Revenue From Tenants, Other	73	69	148	146
Hospitality Revenue	0	0	0	0
Investment Income And Other Revenues	24	39	97	78
Revenue	370	363	814	742
Hospitality Revenue	0	0	0	0
Investment and other revenue	24	39	97	78
Opportunistic | Operating segments
Disclosure of operating segments [line items]
Operating lease income	436	507	914	1,090
Revenue From Tenants, Other	67	77	138	157
Hospitality Revenue	52	499	411	988
Investment Income And Other Revenues	16	19	32	45
Revenue	571	1,102	1,495	2,280
Hospitality Revenue	52	499	411	988
Investment and other revenue	16	19	32	45
Corporate | Operating segments
Disclosure of operating segments [line items]
Operating lease income	0	0	0	0
Revenue From Tenants, Other	0	0	0	0
Hospitality Revenue	0	0	0	0
Investment Income And Other Revenues	2	3	4	6
Revenue	2	3	4	6
Hospitality Revenue	0	0	0	0
Investment and other revenue	$ 2	$ 3	$ 4	$ 6